Derivative Financial Instruments - Gross Positions without Impact of Master Netting Agreements (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives Fair Value [Line Items]
Derivative assets	$ 480	$ 565
Derivative values with impact of master netting agreements (as carried on balance sheet), Assets	438	534
Cash collateral (held) pledged, Assets	(536)	(345)
Derivative liabilities	(735)	(1,701)
Cash collateral (held) pledged, Liabilities	235	319
Other Assets [Member]
Derivatives Fair Value [Line Items]
Derivative assets	480	565
Impact of master netting agreements, Assets	(42)	(31)
Derivative values with impact of master netting agreements (as carried on balance sheet), Assets	438	534
Cash collateral (held) pledged, Assets	(536)	(345)
Net position, Assets	(98)	189
Other Liabilities [Member]
Derivatives Fair Value [Line Items]
Derivative liabilities	(735)	(1,701)
Impact of master netting agreements, Liabilities	42	31
Derivative values with impact of master netting agreements (as carried on balance sheet), Liabilities	(693)	(1,670)
Cash collateral (held) pledged, Liabilities	235	319
Net position, Liabilities	$ (458)	$ (1,351)